Investments In Hotel Properties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments In Hotel Properties [Abstract]
Land, Held For Sale		$ 9,893	$ 14,468
Land, Held For Use		24,638	23,523
Land		34,531	37,991
Acquired below market lease intangibles, Held For Sale		943	952
Acquired below market lease intangibles		943	952
Building, improvements, vehicle, Held For Sale		42,717	68,343
Building, improvements, vehicle, Held For Use		153,811	146,480
Buildings, improvements, vehicle		196,528	214,823
Furniture and equipment, Held For Sale		12,383	20,609
Furniture and equipment, Held For Use		34,310	32,359
Furniture and equipment		46,693	52,968
Construction-in-progress, Held For Sale		27	155
Construction in process, Held For Use		768	264
Construction-in-progress		795	419
Investment in properties, Gross, Held For Sale		65,963	104,527
Investment in properties, Gross, Held For Use	214,584	213,527	202,626
Investment in properties, Gross		279,490	307,153
Less accumulated depreciation, Held For Sale		18,372	32,324
Less accumulated depreciation, Held For Use	71,614	70,027	65,594
Less accumulated depreciation		88,399	97,918
Net investments, Held For Sale	44,012	47,591	72,203
Investments in hotel properties, Net	142,970	143,500	137,032
Net investments		$ 191,091	$ 209,235